Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	September 30, 2022	December 31, 2021
Computer equipment	$20,947	$20,571
Software and voice recordings	9,271	8,687
Leasehold improvements	3,850	3,567
Furniture and fixtures	765	729
Total property and equipment, at cost	34,833	33,554
Less: accumulated depreciation and amortization	(30,687)	(27,399)
Total property and equipment, net	$4,146	$6,155

	December 31, 2021	December 31, 2020
Computer equipment	$20,571	$19,867
Software and voice recordings	8,687	8,335
Leasehold improvements	3,567	3,560
Furniture and fixtures	729	720
Construction in progress	—	6
Total, at cost	33,554	32,488
Less: accumulated depreciation and amortization	(27,399)	(22,053)
Total property and equipment, net	$6,155	$10,435